MUNICIPAL INCOME OPPORTUNITIES TRUST III   Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS September 30, 1998

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Municipal Income Opportunities Trust III (OIC) for the period ended September 30, 1998.

Since our last report six months ago, the securities markets continued to be impacted by global financial developments. International financial turmoil led to a flight-to-quality rally for U.S. Treasury bonds. Yields on Treasury bonds fell to 30-year lows. Two recent events: the collapse of Russia's currency and a coordinated bailout of a large hedge fund highlighted the ongoing difficulties.

The deflationary impact of the world financial crisis had begun to temper U.S. economic growth prior to the summer's tumultuous market activity. Lower prices for oil and other commodities, cheaper imports and improved productivity offset the potential inflationary impact of high employment conditions. With inflation held in check, the Federal Reserve was able to provide liquidity by lowering short-term interest rates. In two

BOND YIELDS 1994 - 1998

       30-Year Insured       30-Year U.S.        Insured Municipal Yields as a
       Municipal Yields    Treasury Yields    Percentage of U.S. Treasury Yields
1994        5.4%                 6.34%                     85.17%
            5.4                  6.24                      86.54
            5.8                  6.66                      87.09
            6.4                  7.09                      90.27
            6.35                 7.32                      86.75
            6.25                 7.43                      84.12
            6.5                  7.61                      85.41
            6.25                 7.39                      84.57
            6.3                  7.45                      84.56
            6.55                 7.81                      83.87
            6.75                 7.96                      84.8
            7                    8.00                      87.5
            6.75                 7.88                      85.66
1995        6.4                  7.70                      83.12
            6.15                 7.44                      82.66
            6.15                 7.43                      82.77
            6.2                  7.34                      84.47
            5.8                  6.66                      87.09
            6.1                  6.62                      92.15
            6.1                  6.86                      88.92
            6                    6.66                      90.09
            5.95                 6.48                      91.82
            5.75                 6.33                      90.84
            5.5                  6.14                      89.58
            5.35                 5.94                      90.07
1996        5.4                  6.03                      89.55
            5.6                  6.46                      86.69
            5.85                 6.66                      87.84
            5.95                 6.89                      86.36
            6.05                 6.99                      86.55
            5.9                  6.89                      85.63
            5.85                 6.97                      83.93
            5.9                  7.11                      82.98
            5.7                  6.93                      82.25
            5.65                 6.64                      85.09
            5.5                  6.35                      86.61
            5.6                  6.63                      84.46
1997        5.7                  6.79                      83.95
            5.65                 6.80                      83.09
            5.9                  7.10                      83.1
            5.75                 6.94                      82.85
            5.65                 6.91                      81.77
            5.6                  6.78                      82.6
            5.3                  6.30                      84.13
            5.5                  6.61                      83.21
            5.4                  6.40                      84.38
            5.35                 6.15                      86.99
            5.3                  6.05                      87.6
            5.15                 5.92                      86.99
1998        5.15                 5.80                      88.79
            5.2                  5.92                      87.84
            5.25                 5.93                      88.53
            5.35                 5.95                      89.92
            5.2                  5.80                      89.66
            5.2                  5.65                      92.04
            5.18                 5.71                      90.72
            5.03                 5.27                      95.45
            4.95                 5.00                      99.00


Source: Municipal Market Data

MUNICIPAL INCOME OPPORTUNITIES TRUST III separate moves since the end of September, the Federal Reserve Open Market Committee cut the federal funds rate 50 basis points from 5.50 percent to 5.00 percent.

MUNICIPAL MARKET CONDITIONS

Municipal bond yields followed the downward trend in Treasury yields at a more moderate pace. At the end of September long-term insured index yields stood at
4.95 percent, their lowest level in the last 25 years. Over the last 12 months index yields declined 45 basis points from 5.40 percent. In contrast, the 30-year U.S. Treasury yield fell 140 basis points during the same period.

As municipals lagged the rally in Treasuries, the ratio of municipal yields to Treasury yields rose sharply to 99 percent. (A rising ratio means that municipals have underperformed Treasuries and have become more attractive on a relative basis.) The rise in this ratio is similar to the jump witnessed in 1986 when radical tax-reform proposals threatened the favorable tax advantage of municipal bonds.

The overall decline in interest rates led to a substantial increase in new issue municipal volume. Municipal issuance is on a pace to challenge 1993's record of $292 billion. Year-to-date, total municipal volume of $214 billion is up 37 percent. Half the underwritings were enhanced with bond insurance. Refundings represented nearly one-third of total new issues.

PERFORMANCE

The Fund's net asset value (NAV) increased from $10.02 to $10.07 per share during the six-month period ended September 30, 1998. Based on this NAV change plus reinvestment of tax-free dividends of $0.315 per share, the Fund's total NAV return was 3.7 percent. OIC's price on the New York Stock Exchange declined from $9.875 to $9.5625 per share. Based on this change in market price plus reinvestment of dividends, the Fund's total market return was -0.08 percent. On September 30, 1998, the Fund traded at a 5.0 percent discount to NAV.

Monthly dividends for the fourth quarter of 1998 were declared in September. Beginning with the October 1998 dividend, the monthly dividend was reduced from $0.0525 per share to $0.045 per share, to more closely reflect the Fund's anticipate income. The level of undistributed net investment income declined from $0.073 to $0.045 per share.

MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO STRUCTURE

On September 30, 1998 OIC's investments were diversified among 15 long-term sectors and 57 credits. As illustrated in the accompanying chart of bond calls, weighted average call protection was 6 years. The average maturity of the portfolio was 19 years. Non-rated securities comprised 59 percent of the Fund's assets. The bonds of one issuer representing two percent of net assets were not accruing interest.


LARGEST SECTORS AS OF SEPTEMBER 30, 1998 (% OF NET ASSETS)

IDR/PCR*                                                          25%
MORTGAGE                                                          16%
NURSING & HEALTH                                                  13%
HOSPITAL                                                           9%
TAX ALLOCATION                                                     8%
RETIREMENT & LIFE CARE                                             8%
ALL OTHERS                                                        21%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTRol Revenue

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

CALL STRUCTURE AS OF  SEPTEMBER 30, 1998
(% OF TOTAL LONG-TERM PORTFOLIO)

WEIGHTED AVERAGE
CALL PROTECTION: 6 YEARS

YEARS BONDS CALLABLE                      PERCENT CALLABLE
        1998                                      3%
        1999                                      2%
        2000                                     26%
        2001                                     13%
        2002                                      0%
        2003                                      7%
        2004                                      6%
        2005                                      6%
        2006                                     12%
        2007                                      6%
        2008                                     11%
        2009+                                     8%

Portfolio structure is subject to change.

MUNICIPAL INCOME OPPORTUNITIES TRUST III

LOOKING AHEAD

World economic conditions seem likely to keep inflationary pressures under control and have contributed to lower interest rates. The fixed income markets have also begun to anticipate the possibility of additional interest rate cuts by the Fed. With the municipal relationship to Treasuries as strong as it has been in the last ten years, the outlook for municipal bonds continues to be favorable.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. There were no purchases during the last six months.

We appreciate your ongoing support of Municipal Income Opportunities Trust III and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO OF INVESTMENTS September 30, 1998 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (96.2%)
            General Obligation (1.0%)
$  1,000    New York City, New York, 1994 Ser D.........................   5.75%   08/15/10    $ 1,067,090
--------                                                                                       -----------

            Educational Facilities Revenue (2.0%)
   1,000    ABAG Finance Authority for Nonprofit Corporations,
             California, National Center for International Schools
             COPs.......................................................   7.50    05/01/11      1,092,780
   1,000    New York State Dormitory Authority, State University 1993
             Ser A......................................................   5.25    05/15/15      1,066,490
--------                                                                                       -----------
   2,000                                                                                         2,159,270
--------                                                                                       -----------

            Electric Revenue (1.9%)
   2,000    Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary
             FSA).......................................................   5.00    07/01/21      1,999,840
--------                                                                                       -----------

            Hospital Revenue (8.8%)
   1,500    Duarte, California, City of Hope National Medical Center Ser
             1993 COPs..................................................   6.125   04/01/13      1,588,500
   1,000    Hawaii Department of Budget & Finance, Wilcox Memorial
             Hospital Ser 1998..........................................   5.35    07/01/18      1,009,910
   2,000    Dixon, Illinois, Katherine Shaw Bethea Hospital Ser 1990....   9.75    12/01/10      2,217,240
   1,250    Illinois Health Facilities Authority, Edward Hospital Refg
             Ser 1993...................................................   6.00    02/15/19      1,325,438
            Massachusetts Health & Educational Facilities Authority,
   1,000     Dana Farber Cancer Institute Ser G-1.......................   6.25    12/01/14      1,119,380
   1,000     Dana Farber Cancer Institute Ser G-1.......................   6.25    12/01/22      1,110,910
   1,000    Flint Hospital Building Authority, Michigan, Hurley Medical
             Center Refg Ser 1998 A.....................................   5.375   07/01/20      1,006,850
--------                                                                                       -----------
   8,750                                                                                         9,378,228
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (24.6%)
   1,500    Pope County, Arkansas, Arkansas Power & Light Co Ser 1990
             (AMT)......................................................   8.00    11/01/20      1,625,760
   1,605    Metropolitan Washington Airports Authority, District of
             Columbia, CaterAir International Corp Ser 1991 (AMT)++.....  10.125   09/01/11      1,678,637
   1,500    Chicago, Illinois, Chicago-O'Hare Int'l Airport/American
             Airlines Inc Ser 1990 A (AMT)..............................   7.875   11/01/25      1,624,470
   1,000    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)............   6.00    06/01/27      1,068,120
   3,000    Perry County, Kentucky, TJ International Ser 1994 (AMT).....   7.00    06/01/24      3,334,950
   1,500    Massachusetts Industrial Finance Agency, Eastern Edison Co
             Refg Ser 1993..............................................   5.875   08/01/08      1,571,115
   3,000    New Jersey Economic Development Authority, Kapkowski Road
             Landfill Reclaimation Improvement District Ser 1998 A......   6.375   04/01/31      3,007,500
   2,500    Port Authority of New York & New Jersey, Continental
             Airlines Inc & Eastern Airlines Inc/LaGuardia Airport 1990
             Ser 2 (AMT)++..............................................   9.125   12/01/15      2,780,300
   1,750    Cleveland-Cuyahoga County Port Authority, Ohio, C & P Docks
             Ser 1997-1 (AMT)...........................................   6.00    03/01/07      1,821,400
   1,000    Beaver County Industrial Development Authority,
             Pennsylvania, Toledo
             Edison Co Collateralized Ser 1995-B........................   7.75    05/01/20      1,160,140
   1,000    Brazos River Authority, Texas, Texas Utilities Electric Co
             Ser 1995 C (AMT)...........................................   5.55    06/01/30      1,010,590

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO OF INVESTMENTS September 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  2,000    Sabine River Authority, Texas, Texas Utilities Electric Co
             Ser 1990 B (AMT)...........................................   8.25%   10/01/20    $ 2,183,660
   3,000    Pittsylvania County Industrial Development Authority,
             Virginia, Multi-Trade Ser 1994 A (AMT).....................   7.45    01/01/09      3,336,900
--------                                                                                       -----------
  24,355                                                                                        26,203,542
--------                                                                                       -----------

            Mortgage Revenue - Multi-Family (8.2%)
   2,305    Saint Tammany Public Trust Financing Authority, Louisiana,
             Refg Ser 1990..............................................  10.00    10/01/20      2,500,748
            Alexandria Redevelopment & Housing Authority, Virginia,
   1,760     Courthouse Commons Apts Ser 1990 A (AMT)...................  10.00    01/01/21      1,808,682
  10,550     Courthouse Commons Apts Ser 1990 B (AMT)...................   0.00    01/01/21      1,216,069
   3,000    Washington Housing Finance Commission, FNMA Collateralized
             Refg Ser 1990 A............................................   7.50    07/01/23      3,164,520
--------                                                                                       -----------
  17,615                                                                                         8,690,019
--------                                                                                       -----------

            Mortgage Revenue - Single Family (7.4%)
   2,500    Chicago, Illinois, GNMA-Collateralized Ser 1998 B (AMT).....   6.45    09/01/29      2,783,050
     910    Louisiana Housing Finance Agency, GNMA-Collateralized Ser
             1998 (AMT).................................................   8.30    11/01/20        929,984
   1,000    New Hampshire Housing Finance Authority, 1997 Ser D (AMT)...   5.90    07/01/28      1,057,230
            Ohio Housing Finance Agency,
     930     GNMA-Backed 1990 Ser C (AMT)...............................   7.85    09/01/21        989,771
   2,000     Residential GNMA-Collateralized 1996 Ser B-2 (AMT).........   6.10    09/01/28      2,138,320
--------                                                                                       -----------
   7,340                                                                                         7,898,355
--------                                                                                       -----------

            Nursing & Health Related Facilities Revenue (13.2%)
   2,220    Champaign, Illinois, Hoosier Care Inc/Champaign Children's
             Home Ser 1989 A............................................   9.75    08/01/19      2,340,835
   1,385    Winchester, Indiana, Hoosier Care II Inc Ser 1990...........  10.375   06/01/20      1,485,232
   1,000    Iowa Health Facilities Development Financing Authority, Care
             Initiatives Ser 1996.......................................   9.25    07/01/25      1,362,680
   1,500    Westside Habilitation Center, Louisiana, Intermediate Care
             Facility for the Mentally Retarded Refg Ser 1993...........   8.375   10/01/13      1,693,515
   2,745    Massachusetts Industrial Finance Agency, Kennedy-Donovan
             Center Inc 1990 Issue......................................   7.50    06/01/10      3,042,284
   1,000    New Jersey Economic Development Authority, Franciscan Oaks
             Project Ser 1997...........................................   5.70    10/01/17      1,009,240
   1,000    Allegheny County Hospital Development Authority,
             Pennsylvania, Allegheny Valley School Ser 1990.............   8.00    02/01/02      1,049,610
   1,910    Hurricane, Utah, Mission Health Service Ser 1990............  10.50    07/01/20      2,113,491
--------                                                                                       -----------
  12,760                                                                                        14,096,887
--------                                                                                       -----------

            Public Facilities Revenue (1.2%)
   1,154    Newton County, Texas, Detention Phase II COPs...............   9.875   12/15/11      1,231,941
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO OF INVESTMENTS September 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Retirement & Life Care Facilities Revenue (8.1%)
            Connecticut Development Authority,
$  2,325     Seabury Life Care Ser 1991.................................  10.00%   09/01/16    $ 2,593,352
     350     Seabury Life Care Ser 1996.................................   8.75    09/01/06        379,281
            Massachusetts Industrial Finance Agency,
      60     Pioneer Valley Living Care Center at Amherst 1990 Issue....   7.00    10/01/01         58,144
      59     Pioneer Valley Living Care Center at Amherst 1990 Issue....   0.00    10/01/20          1,183
   1,000    New Jersey Economic Development Authority, Franciscan Oaks
             Ser 1997...................................................   5.75    10/01/23      1,009,210
   1,000    Glen Cove Housing Authority, New York, The Mayfair at Glen
             Cove Ser 1996 (AMT)........................................   8.25    10/01/26      1,127,860
   1,000    Lorain County, Ohio, Laurel Lakes Ser 1993..................   7.30    12/15/14      1,099,970
            Chesterfield County Industrial Development Authority,
             Virginia,
   3,212     Brandermill Woods Ser 1991 A (b)...........................   7.25    07/01/16      2,312,784
     498     Brandermill Woods Ser 1991 A (b)...........................   0.00    07/01/17          4,984
     499     Brandermill Woods Ser 1991 A (b)...........................   0.00    07/01/18          4,985
     499     Brandermill Woods Ser 1991 A (b)...........................   0.00    07/01/19          4,987
     499     Brandermill Woods Ser 1991 A (b)...........................   0.00    07/01/20          4,988
     499     Brandermill Woods Ser 1991 A (b)...........................   0.00    07/01/21          4,989
--------                                                                                       -----------
  11,500                                                                                         8,606,717
--------                                                                                       -----------

            Tax Allocation Revenue (7.9%)
   2,680    Lely Community Development District, Florida, Ser 1991......   9.00    10/01/11      3,052,091
   1,500    Bradley, Illinois, Bradley North Redev Ser 1990.............   9.125   01/01/05      1,681,935
     990    Bridgeview, Illinois, Tax Increment Refg Ser 1995...........   9.00    01/01/11      1,155,677
     400    Hodgkins, Illinois, Ser 1991................................   9.50    12/01/09        471,484
   1,877    Muskegon Downtown Development Authority, Michigan, 1989 Ser
             A-1 (a)....................................................   9.75    06/01/18      2,057,209
--------                                                                                       -----------
   7,447                                                                                         8,418,396
--------                                                                                       -----------

            Transportation Facilities Revenue (3.1%)
   5,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
             (MBIA).....................................................   0.00    09/01/16      2,133,400
   1,000    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
             Ser 1993 A (AMBAC).........................................   5.85    10/01/13      1,121,970
--------                                                                                       -----------
   6,000                                                                                         3,255,370
--------                                                                                       -----------

            Water & Sewer Revenue (0.5%)
   2,660    Pittsburgh Water & Sewer Authority, Pennsylvania, 1998 Ser B
             (FGIC).....................................................   0.00    09/01/30        556,445
--------                                                                                       -----------

            Other Revenue (5.6%)
            Del Mar Race Track Authority, California,
   2,000     Refg Ser 1996..............................................   6.00    08/15/06      2,148,940
   2,000     Refg Ser 1996..............................................   6.00    08/15/08      2,169,500

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO OF INVESTMENTS September 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$    500    Mashantucket (Western) Pequot Tribe, Connecticut, Special
             1996 Ser A (a).............................................   6.40%   09/01/11     $   557,280
   1,000    Northern Palm Beach County Improvement District, Florida,
             Water Control & Impr # 9A Ser 1996 A.......................   7.30    08/01/27       1,110,070
--------                                                                                        -----------
   5,500                                                                                          5,985,790
--------                                                                                        -----------

            Refunded (2.7%)
     605    Illinois Health Facilities Authority, Hindsdale Hospital Ser
             1990 C (ETM)...............................................   9.50    11/15/19         687,492
   2,000    Ohio Turnpike Commission, 1996 Ser A (MBIA).................   5.50    02/15/06+      2,225,180
--------                                                                                        -----------
   2,605                                                                                          2,912,672
--------                                                                                        -----------

 112,686    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $93,952,741)..................    102,460,562
--------                                                                                        -----------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (1.9%)
   2,000    Washington Health Care Facilities Authority, Fred Hutchinson
--------     Cancer Center Ser 1996 (Demand 10/01/98) (Identified Cost
             $2,000,000)................................................   4.10*   01/01/23       2,000,000
                                                                                                -----------

$114,686    TOTAL INVESTMENTS (Identified Cost $95,952,741) (c)....................    98.1%    104,460,562
========

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................   1.9       2,069,209
                                                                                      -----     -----------

            NET ASSETS..............................................................  100.0%   $106,529,771
                                                                                      =====     ===========


---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    ++      Joint exemption in the District of Columbia and Virginia.
    ++      Joint exemption in New York and New Jersey.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
   (a)      Resale is restricted to qualified institutional investors.
   (b)      Non-income producing security; bond in default.
   (c)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $8,649,543 and the aggregate gross
            unrealized depreciation is $141,722, resulting in net
            unrealized appreciation of $8,507,821.

Bond Insurance:
--------------
  AMBAC     AMBAC Indemnity Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Securities Association.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO OF INVESTMENTS September 30, 1998 (unaudited) continued

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                               September 30, 1998

Arkansas.................     1.5%
California...............     6.6
Colorado.................     2.0
Connecticut..............     3.3
District of Columbia.....     1.6
Florida..................     5.0
Hawaii...................     0.9
Illinois.................    13.4
Indiana..................     1.4
Iowa.....................     2.3%
Kentucky.................     3.1
Louisiana................     4.8
Massachusetts............     6.5
Michigan.................     2.9
New Hampshire............     1.0
New Jersey...............     7.3
New York.................     5.7
Ohio.....................     7.8
Pennsylvania.............     2.6%
Texas....................     4.1
Utah.....................     3.9
Virginia.................     8.2
Washington...............     4.8
Joint Exemptions*........    (2.6)
                             ----

Total....................    98.1%
                             ====

---------------------
* Joint exemptions have been included in each location.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST III

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1998 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $95,952,741).............................. $104,460,562
Cash........................................................      281,251
Receivable for:
    Interest................................................    1,869,406
    Investments sold........................................      105,000
Prepaid expenses and other assets...........................       16,150
                                                              -----------

    TOTAL ASSETS............................................  106,732,369
                                                              -----------

LIABILITIES:
Payable for:
    Investment advisory fee.................................       47,983
    Administration fee......................................       28,789
Accrued expenses and other payables.........................      125,826
Contingencies (Note 8)......................................           --
                                                              -----------

    TOTAL LIABILITIES.......................................      202,598
                                                              -----------

    NET ASSETS.............................................. $106,529,771
                                                              ===========

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $98,915,046
Net unrealized appreciation.................................    8,507,821
Accumulated undistributed net investment income.............      478,703
Accumulated net realized loss...............................   (1,371,799)
                                                              -----------

    NET ASSETS.............................................. $106,529,771
                                                              ===========

NET ASSET VALUE PER SHARE
 10,573,906 shares outstanding
 (unlimited shares authorized of $.01 par value)............       $10.07
                                                                   ======

                      SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST III

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $3,575,952

EXPENSES
Investment advisory fee.....................................     265,290
Administration fee..........................................     159,174
Professional fees...........................................      51,220
Transfer agent fees and expenses............................      20,007
Shareholder reports and notices.............................      12,867
Registration fees...........................................      12,334
Trustees' fees and expenses.................................      11,247
Custodian fees..............................................       2,843
Other.......................................................       8,962
                                                              ----------
    TOTAL EXPENSES..........................................     543,944

Less: expense offset........................................      (2,833)
                                                              ----------

    NET EXPENSES............................................     541,111
                                                              ----------

    NET INVESTMENT INCOME...................................   3,034,841
                                                              ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................     431,799
Net change in unrealized appreciation.......................     484,649
                                                              ----------

    NET GAIN................................................     916,448
                                                              ----------

NET INCREASE................................................  $3,951,289
                                                              ==========

                      SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST III

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX          FOR THE YEAR
                                                      MONTHS ENDED            ENDED
                                                   SEPTEMBER 30, 1998     MARCH 31, 1998
------------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income............................     $  3,034,841         $  6,410,173

Net realized gain................................          431,799            1,308,636

Net change in unrealized appreciation............          484,649            2,822,696
                                                      ------------         ------------

    NET INCREASE.................................        3,951,289           10,541,505

Dividends from net investment income.............       (3,330,710)          (7,137,217)
                                                      ------------         ------------

    NET INCREASE.................................          620,579            3,404,288

NET ASSETS:

Beginning of period..............................      105,909,192          102,504,904
                                                      ------------         ------------

    END OF PERIOD
    (Including undistributed net investment
    income of $478,703 and $774,572,
    respectively)................................     $106,529,771         $105,909,192
                                                      ============         ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST III

NOTES TO FINANCIAL STATEMENTS September 30, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Municipal Income Opportunities Trust III (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on February 20, 1990 and commenced operations on April 30, 1990.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MUNICIPAL INCOME OPPORTUNITIES TRUST III income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Advisor pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Advisor.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

Under the terms of the Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MUNICIPAL INCOME OPPORTUNITIES TRUST III

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1998 aggregated $6,205,718 and $5,824,665, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At September 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $7,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 1998, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,217. At September 30, 1998, the Fund had an accrued pension liability of $48,505 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   -----------
Balance, March 31, 1997.....................................  10,573,906   $105,739    $98,806,170
Reclassification due to permanent book/tax difference.......      --          --             3,137
                                                              ----------   --------    -----------
Balance, March 31, 1998 and September 30, 1998..............  10,573,906   $105,739    $98,809,307
                                                              ==========   ========    ===========

---------------------
* The Trustees have voted to retire the shares purchased.

6. DIVIDENDS

On September 29, 1998, the Fund declared the following dividends from net investment income:

         AMOUNT               RECORD                  PAYABLE
        PER SHARE              DATE                    DATE
        ---------        ----------------        -----------------
         $0.045          October 9, 1998         October 23, 1998
         $0.045          November 6, 1998        November 20, 1998
         $0.045          December 4, 1998        December 18, 1998

MUNICIPAL INCOME OPPORTUNITIES TRUST III

7. FEDERAL INCOME TAX STATUS

At March 31, 1998, the Fund had a net capital loss carryover of approximately $1,804,000 of which $776,000 will be available through March 31, 2003 and $1,028,000 will be available through March 31, 2005 to offset future capital gains to the extent provided by regulations.

8. LITIGATION

On July 23, 1997, an action against the Fund and the Investment Advisor was commenced in Supreme Court of the State of New York, County of Suffolk. The complaint alleges that the Fund and the Investment Advisor tortiously interfered with the plaintiff's subordinate interests in a project for which the Fund holds senior defaulted bond. Since July 1997, the action has been essentially dormant. Should it proceed, the Fund and the Investment Advisor intend to defend vigorously.

The ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of such matters.

MUNICIPAL INCOME OPPORTUNITIES TRUST III

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                          FOR THE SIX                    FOR THE YEAR ENDED MARCH 31
                                                         MONTHS ENDED        ----------------------------------------------------
                                                      SEPTEMBER 30, 1998*      1998       1997       1996       1995       1994
---------------------------------------------------------------------------------------------------------------------------------
                                                          (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................         $10.02            $ 9.69     $ 9.66     $ 9.57     $ 9.32     $ 9.41
                                                             ------            ------     ------     ------     ------     ------
Net investment income...............................           0.29              0.61       0.65       0.68       0.67       0.66
Net realized and unrealized gain (loss).............           0.08              0.40       0.07      (0.01)      0.19      (0.04)
                                                             ------            ------     ------     ------     ------     ------
Total from investment operations....................           0.37              1.01       0.72       0.67       0.86       0.62
                                                             ------            ------     ------     ------     ------     ------
Less dividends and distributions from:
   Net investment income............................          (0.32)            (0.68)     (0.69)     (0.61)     (0.59)     (0.71)
   Net realized gain................................             --                --         --         --      (0.07)        --
                                                             ------            ------     ------     ------     ------     ------
Total dividends and distributions...................          (0.32)            (0.68)     (0.69)     (0.61)     (0.66)     (0.71)
                                                             ------            ------     ------     ------     ------     ------
Anti-dilutive effect of acquiring treasury shares...             --                --         --       0.03       0.05         --
                                                             ------            ------     ------     ------     ------     ------
Net asset value, end of period......................         $10.07            $10.02     $ 9.69     $ 9.66     $ 9.57     $ 9.32
                                                             ======            ======     ======     ======     ======     ======
Market value, end of period.........................         $9.563            $9.875     $10.00     $9.125     $ 8.25     $ 8.50
                                                             ======            ======     ======     ======     ======     ======
TOTAL INVESTMENT RETURN+............................          (0.08)%(1)         5.41%     17.64%     18.54%      5.05%     (5.04)%

RATIOS TO AVERAGE NET ASSETS:
Expenses............................................           1.03%(2)          1.01%(3)   1.03%(3)   1.06%      1.05%      1.07%
Net investment income...............................           5.75%(2)          6.14%      6.66%      6.91%      7.24%      6.88%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.............       $106,530          $105,909   $102,505   $102,488   $104,937   $106,916
Portfolio turnover rate.............................              6%(1)            11%        20%         8%         6%        12%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total investment return is based upon the current market value on the last day of each period reported.
    Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
-----------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-----------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-----------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-----------------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISOR
-----------------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.



MUNICIPAL
INCOME
OPPORTUNITIES
TRUST III



Semiannual Report
September 30, 1998